The Group's Activities and Financial Statements - Additional Information (Detail)			12 Months Ended
	Apr. 03, 2018	Apr. 02, 2018	Dec. 31, 2018 employee	Dec. 31, 2017 employee
Notes And Other Explanatory Information [Line Items]
Number of employees			767	848
Average number of employees			795	867
Group Activities and Financial Statements - Additional Information [Abstract]
Proportion of ownership interests held by non-controlling interests			40.00%
Enel Chile S.A. [Member]
Group Activities and Financial Statements - Additional Information [Abstract]
Aggregate ownership interest percentage	93.55	59.98